PRIMARK MEKETA PRIVATE EQUITY INVESTMENTS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

PUBLICLY LISTED COMPANIES - 3.5%
COMMON STOCKS - 3.5%	Shares	Value
FINANCIALS - 3.5%
ASSET MANAGEMENT - 3.5%
Apollo Global Management, Inc.	11,034	$1,597,281
Ares Management Corporation - Class A	8,931	1,443,518
Blackstone, Inc.	10,267	1,582,555
Blue Owl Capital, Inc. - Class A	42,456	634,293
Brookfield Asset Management Ltd. - Class A	22,505	1,179,037
Brookfield Corporation	14,577	668,939
Carlyle Group, Inc. (The)	28,398	1,678,605
Hamilton Lane, Inc. - Class A	6,235	837,423
KKR & Company, Inc.	11,521	1,468,697
StepStone Group, Inc. - Class A	14,363	921,674
TPG, Inc.	14,980	956,323
TOTAL PUBLICLY LISTED COMPANIES (Cost $8,714,919)		$12,968,345

PRIVATE EQUITY INVESTMENTS - 82.9%	Shares	Value
PORTFOLIO COMPANIES - 77.8%
Accessibe Coinvest Aggregator, L.P. (a)(b)(c)	57,991	$6,860,826
AP Bold Co-Invest (Parallel), L.P. (b)(c)(d)(e)	—	7,457,042
Avance Tropical Co-Investors Parallel, LLC (a)(b)(c)	10,000	11,253,971
BlueVoyant, Inc. (b)(c)(d)	3,404,834	9,320,000
Circuit Clinical Solutions Preferred Series C Stock (b)(c)(d)	112,300	6,000,000
CMP Terrapin Partners I, L.P. (a)(b)(c)(e)	—	8,930,791
CMP Terrapin Partners II, L.P. (a)(b)(c)(e)	—	5,340,922
FS NU Investors, L.P. - Class A (b)(c)(d)	47,500	4,150,419
FS NU Investors, L.P. - Class C (b)(c)(d)	2,404	310,803
Greenbriar Coinvestment WPS, L.P. (a)(b)(c)(e)	—	4,687,242
Greenbriar Coinvestment WSA, L.P. (b)(c)(d)(e)	—	14,003,625
Hg Vibranium Co-Invest, L.P. (a)(b)(c)(e)	—	12,384,200
JMI Fire Aggregator, L.P. (a)(b)(c)(e)(f)	—	4,997,526
JMI Jump Aggregator, L.P. (b)(c)(d)(e)(f)	—	9,983,852
JMI Time Aggregator, L.P. (a)(b)(c)(e)(f)	—	6,800,486

PRIMARK MEKETA PRIVATE EQUITY INVESTMENTS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

PRIVATE EQUITY INVESTMENTS - 82.9% (Continued)	Shares	Value
PORTFOLIO COMPANIES - 77.8% (Continued)
KOLN Co-Invest Blocked, L.P. - Class A (b)(c)(d)	5,000	$6,028,662
LIGHTSPEED SPV-A2, LLC (b)(c)(d)(e)	—	10,000,000
Linden Investments III, L.P. (b)(c)(d)(e)	—	15,002,679
NP/BF Holdings, L.P. (b)(c)(d)(e)	—	11,811,594
Onex ISO Co-Invest, L.P. (a)(b)(c)(e)	—	7,937,271
Partners Group Client Access 43, L.P. Inc. (a)(b)(c)(e)	—	10,184,845
Partners Group Client Access 45, L.P. Inc. (a)(b)(c)(e)	—	4,654,658
PRO Co-Invest Aggregator, (Parallel), L.P. (b)(c)(d)(e)	—	11,835,170
Project Arete (a)(b)(c)(e)	—	8,274,502
Project Backyard (b)(c)(d)	50,000	9,000,000
Project Radiant (b)(c)(d)	10,000	10,000,000
Project Warrior (a)(b)(c)(e)	—	9,687,557
RCP MB Investments B, L.P. (a)(b)(c)(e)	—	9,958,977
REP Maple Coinvest IV, L.P. (b)(c)(d)	8,000,000	16,405,333
REP Patriot Coinvest IV-A, L.P. (b)(c)(d)	2,550,000	1,597,005
SKCP VI Artemis Co-Invest, L.P. (a)(b)(c)(e)	—	10,966,537
Stellex Bolt Co-Invest, L.P. (b)(c)(d)(e)(i)	—	12,967,804
VEPF VIII Co-Invest 3-A, L.P. (a)(b)(c)(e)	—	9,701,400
		288,495,699
PORTFOLIO FUNDS - 5.1%
Apax XI USD, L.P. (a)(b)(c)(e)	—	1,540,321
Cordillera Investment Fund III-B, L.P. (a)(b)(c)(e)	—	1,283,216
PMOV Fund, L.P. (a)(b)(c)(e)(g)	—	10,057,287
Saturn Five Frontier I, LLC - Class A (a)(b)(c)(h)	5,000,000	5,872,718
		18,753,542

TOTAL PRIVATE EQUITY INVESTMENTS (Cost $252,763,186)		$307,249,241

PRIMARK MEKETA PRIVATE EQUITY INVESTMENTS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET SECURITIES - 12.2%	Shares	Value
Fidelity Investments Money Market Treasury Portfolio - Class I, 3.66% (h)(i)(j) (Cost $45,226,452)	45,226,452	$45,226,452

TOTAL INVESTMENTS AT VALUE - 98.6% (Cost $306,704,557)		$365,444,038

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%		5,093,417

NET ASSETS - 100.0%		$370,537,455

(a)	Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient.

(b)	Restricted investments as to resale. The total value of these securities is $307,249,241, which represents 82.9% of total net assets of the Fund.

(c)	Non-income producing security.

(d)	Level 3 securities fair valued using significant unobservable inputs. The total value of these securities is $155,873,988, which represents 42.3% of total net assets of the Fund.

(e)	Investment does not issue shares.

(f)	All or a portion of the security is held through a wholly-owned Subsidiary, PMPEX Subsidiary Fund III, LLC.

(g)	Affiliated investment for which ownership is 25% or more of the investment’s capital.

(h)	All or a portion of the security is held through a wholly-owned Subsidiary, Primark Meketa Private Equity Investments Subsidiary I, LLC.

(i)	All or a portion of the security is held through a wholly-owned Subsidiary, Primark Meketa Private Equity Investments Subsidiary II, LLC.

(j)	The rate shown is the 7-day effective yield as of December 31, 2025.

LLC	- Limited Liability Company.

L.P.	- Limited Partnership.

SPV	- Special Purpose Vehicle.

PRIMARK MEKETA PRIVATE EQUITY INVESTMENTS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

Restricted Securities - Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith in accordance with the Fund’s Pricing and Fair Valuation policies. Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. The Fund may not be able to resell some of its investments for extended periods, which may be several years.

Additional information on each restricted investment held by the Fund at December 31, 2025 is as follows:

	Acquisition			% of Net
Security Description	Date	Cost	Value	Assets
Portfolio Company
Accessibe Coinvest Aggregator, L.P.	5/10/2024	$5,071,338	$6,860,826	1.9%
AP Bold Co-Invest (Parallel), L.P.	6/27/2025	7,276,565	7,457,042	2.0%
Avance Tropical Co-Investors Parallel, LLC	12/9/2024	10,262,591	11,253,971	3.1%
BlueVoyant, Inc.	12/23/2021	8,000,000	9,320,000	2.5%
Circuit Clinical Solutions Preferred Series C Stock	1/13/2022	6,000,000	6,000,000	1.6%
CMP Terrapin Partners I, L.P.	1/23/2024	7,944,593	8,930,791	2.4%
CMP Terrapin Partners II, L.P.	6/21/2024	4,708,920	5,340,922	1.5%
FS NU Investors, L.P. - Class A	8/11/2022	4,828,057	4,150,419	1.1%
FS NU Investors, L.P. - Class C	8/9/2024	264,308	310,803	0.1%
Greenbriar Coinvestment WPS, L.P.	2/13/2023	3,833,103	4,687,242	1.3%
Greenbriar Coinvestment WSA, L.P.	5/23/2025	14,080,309	14,003,625	3.8%
Hg Vibranium Co-Invest, L.P.	6/29/2022	7,275,288	12,384,200	3.3%
JMI Fire Aggregator, L.P.	8/5/2024	5,058,711	4,997,526	1.3%
JMI Jump Aggregator, L.P.	4/17/2025	10,120,611	9,983,852	2.7%
JMI Time Aggregator, L.P.	12/5/2022	5,033,995	6,800,486	1.9%
KOLN Co-Invest Blocked, L.P. - Class A	3/29/2023	5,040,615	6,028,662	1.6%
LIGHTSPEED SPV-A2, LLC	8/14/2025	10,075,544	10,000,000	2.7%
Linden Investments III, L.P.	7/17/2025	15,105,401	15,002,679	4.0%
NP/BF Holdings, L.P.	5/23/2025	11,558,406	11,811,594	3.2%
Onex ISO Co-Invest, L.P.	10/29/2021	5,000,000	7,937,271	2.1%
Partners Group Client Access 43, L.P. Inc.	11/16/2022	6,186,946	10,184,845	2.7%

PRIMARK MEKETA PRIVATE EQUITY INVESTMENTS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

	Acquisition			% of Net
Security Description	Date	Cost	Value	Assets
Portfolio Company (Continued)
Partners Group Client Access 45, L.P. Inc.	4/21/2023	$5,636,050	$4,654,658	1.3%
PRO Co-Invest Aggregator, (Parallel), L.P.	8/14/2025	11,886,922	11,835,170	3.2%
Project Arete	5/3/2024	5,116,369	8,274,502	2.2%
Project Backyard	5/1/2023	5,030,923	9,000,000	2.4%
Project Radiant	7/2/2025	10,177,775	10,000,000	2.7%
Project Warrior	8/18/2023	4,264,484	9,687,557	2.6%
RCP MB Investments B, L.P.	7/11/2022	8,249,856	9,958,977	2.7%
REP Maple Coinvest IV, L.P.	5/28/2024	8,084,445	16,405,333	4.4%
REP Patriot Coinvest IV-A, L.P.	1/27/2023	2,601,457	1,597,005	0.4%
SKCP VI Artemis Co-Invest, L.P.	3/24/2023	—	10,966,537	3.0%
Stellex Bolt Co-Invest, L.P.	5/22/2025	13,419,642	12,967,804	3.5%
VEPF VIII Co-Invest 3-A, L.P.	9/25/2023	7,468,748	9,701,400	2.6%

Portfolio Funds
Apax XI USD, L.P.	1/5/2024	1,425,884	1,540,321	0.5%
Cordillera Investment Fund III-B, L.P.	5/3/2022	1,155,380	1,283,216	0.3%
PMOV Fund, L.P.	12/31/2024	10,020,352	10,057,287	2.7%
Saturn Five Frontier I, LLC - Class A	12/15/2021	5,499,598	5,872,718	1.6%
		$252,763,186	$307,249,241	82.9%